Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	R 13,297	R 14,691	R 12,708
Post-retirement obligations, Current	497	505
Post-retirement obligations, Total	13,794	15,196
Post-retirement assets, Non-current	(591)	(467)	R (1,274)
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,474	3,137
Post-retirement obligations, Current	239	240
Post-retirement obligations, Total	3,713	3,377
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(591)	(467)
Post-retirement assets, Total	(591)	(467)
Net pension obligations, Non-current	9,232	11,087
Net pension obligations, Current	258	265
Net pension obligations, Total	9,490	11,352
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,238	2,778
Post-retirement obligations, Current	218	214
Post-retirement obligations, Total	3,456	2,992
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(46)	(467)
Post-retirement assets, Total	(46)	(467)
Net pension obligations, Total	(46)	(467)
United States | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	236	359
Post-retirement obligations, Current	21	26
Post-retirement obligations, Total	257	385
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	9,823	11,554
Post-retirement obligations, Current	258	265
Post-retirement obligations, Total	10,081	11,819
Post-retirement assets, Non-current	(545)
Post-retirement assets, Total	(545)
Net pension obligations, Total	R 9,536	R 11,819